CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS
14	CASH AND CASH EQUIVALENTS

As at December 31, 2021 and 2020, cash and cash equivalents consisted of cash held in banks, marketable investments with an original maturity date of 90 days or less from the date of acquisition, and prepaid credit cards.

As at December 31 2021, EUR nil (December 31, 2020: EUR 608) was held in trust on behalf of the Company for subscription receipts related to a non-brokered private placement offering that completed on January 13, 2021 (Note 7). This amount was recorded in cash and cash equivalents.